Condensed Consolidating Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 723,831	$ 742,095	$ 528,234	$ 521,253	$ 464,765	$ 437,737
Other current assets	94,110	102,497		105,710
Accounts receivable from parent and/or subsidiaries	6,424
Total current assets	824,365	844,592		626,963
Theatre Properties and Equipment - net	1,304,639	1,304,958		1,238,850
Other assets	1,731,815	1,712,862		1,656,440
Total assets	3,860,819	3,862,412		3,522,253
Current liabilities
Current portion of long-term debt	8,824	9,546		12,145
Current portion of capital lease obligations	11,582	11,064		9,639
Accounts payable and accrued expenses	300,206	316,581		282,466
Total current liabilities	320,612	337,191		304,250
Long-term liabilities
Long-term debt, less current portion	1,752,960	1,754,464		1,560,076
Capital lease obligations, less current portion	143,160	139,107		131,533
Other long-term liabilities and deferrals	528,151	535,438		501,101
Total long-term liabilities	2,424,271	2,429,009		2,192,710
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	49,543	49,543		49,543
Other stockholder's equity	1,055,072	1,035,750		964,988
Total Cinemark USA, Inc. stockholder's equity	1,104,615	1,085,293		1,014,531
Noncontrolling interests	11,321	10,919		10,762
Total equity	1,115,936	1,096,212	1,070,870	1,025,293	1,040,705	922,141
Total liabilities and equity	3,860,819	3,862,412		3,522,253
Parent Company
Current assets
Cash and cash equivalents	287,560	305,627	100,404	101,175	70,054	39,761
Other current assets	46,898	52,358		58,199
Accounts receivable from parent and/or subsidiaries	362,569	338,278		246,425
Total current assets	697,027	696,263		405,799
Theatre Properties and Equipment - net	332,055	341,091		345,296
Investment in subsidiaries	1,132,854	1,087,263		1,119,919
Other assets	1,185,442	1,185,478		1,164,241
Total assets	3,347,378	3,310,095		3,035,255
Current liabilities
Current portion of long-term debt	7,000	7,000		9,243
Current portion of capital lease obligations	2,127	2,070		1,838
Accounts payable and accrued expenses	147,785	119,057		119,781
Total current liabilities	156,912	128,127		130,862
Long-term liabilities
Long-term debt, less current portion	1,752,960	1,754,464		1,557,174
Capital lease obligations, less current portion	27,630	28,182		30,252
Other long-term liabilities and deferrals	305,261	314,029		302,436
Total long-term liabilities	2,085,851	2,096,675		1,889,862
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	49,543	49,543		49,543
Other stockholder's equity	1,055,072	1,035,750		964,988
Total Cinemark USA, Inc. stockholder's equity	1,104,615	1,085,293		1,014,531
Total equity	1,104,615	1,085,293		1,014,531
Total liabilities and equity	3,347,378	3,310,095		3,035,255
Subsidiary Guarantors
Current assets
Cash and cash equivalents	211,615	193,863	201,914	202,621	185,660	237,540
Other current assets	14,185	14,599		15,620
Total current assets	225,800	208,462		218,241
Theatre Properties and Equipment - net	574,425	580,595		570,945
Investment in subsidiaries	434,286	423,812		410,613
Other assets	139,085	140,192		134,152
Total assets	1,373,596	1,353,061		1,333,951
Current liabilities
Current portion of capital lease obligations	7,191	6,682		5,786
Accounts payable and accrued expenses	66,838	84,235		81,110
Accounts payable to parent or subsidiaries	275,688	273,776		230,642
Total current liabilities	349,717	364,693		317,538
Long-term liabilities
Capital lease obligations, less current portion	90,635	85,765		88,976
Other long-term liabilities and deferrals	83,039	83,590		75,525
Total long-term liabilities	173,674	169,355		164,501
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	457,368	457,368		457,368
Other stockholder's equity	392,837	361,645		394,544
Total Cinemark USA, Inc. stockholder's equity	850,205	819,013		851,912
Total equity	850,205	819,013		851,912
Total liabilities and equity	1,373,596	1,353,061		1,333,951
Subsidiary Non-Guarantors
Current assets
Cash and cash equivalents	224,656	242,605	225,916	217,457	209,051	160,436
Other current assets	59,253	76,834		69,935
Total current assets	283,909	319,439		287,392
Theatre Properties and Equipment - net	398,159	383,272		322,609
Other assets	412,192	393,670		372,811
Total assets	1,094,260	1,096,381		982,812
Current liabilities
Current portion of long-term debt	1,824	2,546		2,902
Current portion of capital lease obligations	2,264	2,312		2,015
Accounts payable and accrued expenses	106,999	150,044		115,650
Accounts payable to parent or subsidiaries	80,457	64,502		15,783
Total current liabilities	191,544	219,404		136,350
Long-term liabilities
Long-term debt, less current portion				6,045
Capital lease obligations, less current portion	24,895	25,160		12,305
Other long-term liabilities and deferrals	149,565	148,836		138,730
Total long-term liabilities	174,460	173,996		157,080
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	10,218	10,218		10,218
Other stockholder's equity	706,717	681,844		668,402
Total Cinemark USA, Inc. stockholder's equity	716,935	692,062		678,620
Noncontrolling interests	11,321	10,919		10,762
Total equity	728,256	702,981		689,382
Total liabilities and equity	1,094,260	1,096,381		982,812
Eliminations
Current assets
Other current assets	(26,226)	(41,294)		(38,044)
Accounts receivable from parent and/or subsidiaries	(356,145)	(338,278)		(246,425)
Total current assets	(382,371)	(379,572)		(284,469)
Investment in subsidiaries	(1,567,140)	(1,511,075)		(1,530,532)
Other assets	(4,904)	(6,478)		(14,764)
Total assets	(1,954,415)	(1,897,125)		(1,829,765)
Current liabilities
Accounts payable and accrued expenses	(21,416)	(36,755)		(34,075)
Accounts payable to parent or subsidiaries	(356,145)	(338,278)		(246,425)
Total current liabilities	(377,561)	(375,033)		(280,500)
Long-term liabilities
Long-term debt, less current portion				(3,143)
Other long-term liabilities and deferrals	(9,714)	(11,017)		(15,590)
Total long-term liabilities	(9,714)	(11,017)		(18,733)
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	(467,586)	(467,586)		(467,586)
Other stockholder's equity	(1,099,554)	(1,043,489)		(1,062,946)
Total Cinemark USA, Inc. stockholder's equity	(1,567,140)	(1,511,075)		(1,530,532)
Total equity	(1,567,140)	(1,511,075)		(1,530,532)
Total liabilities and equity	$ (1,954,415)	$ (1,897,125)		$ (1,829,765)